Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2026
Cost of Sales [Abstract]
Schedule of Cost of Sales
	Year Ended June 30,
	2026	2025	2024
Continuing operations
Platform Services	397,937	-	-
Total cost of sales from continuing operations	397,937	-	-